Acquisitions (Acquisition of OptiVox Product Line) (Details) (USD $)	6 Months Ended	12 Months Ended		3 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 OptiVox	Oct. 08, 2010 OptiVox	Oct. 08, 2010 OptiVox Trademarks	Oct. 08, 2010 OptiVox Customer relationships	Oct. 08, 2010 OptiVox Developed technology	Oct. 08, 2010 Common stock OptiVox
Business Acquisition [Line Items]
Business acquisition, cost of acquired entity, cash paid					$ 3,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									283,333
Exercise price of the warrant (in dollars per share)									2.22
Warrants and Rights Outstanding									54,000
Expected volatility	45.00%			45.00%
Fair value assumptions, expected term		5 years 9 months 7 days	5 years 6 months 25 days	3 months
Risk-free interest rate				0.15%
Purchase Price Allocation [Abstract]
Fixed assets					38,000
Intangible assets						60,000	380,000	760,000
Goodwill					2,645,000
Net assets acquired					$ 3,883,000
Fair Value Assumptions, Exercise Price					$ 2.22